PARENT ONLY INFORMATION - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and administrative	$ 34,078	$ 36,295	$ 39,733
Loss from operations	(10,395)	(14,240)	(16,112)
Income / (loss) before income taxes	(9,550)	(69,289)	23,256
Income tax expense	40	(12,707)	9,802
Net income / (loss)	(9,590)	(56,582)	13,454
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(832)	(3,761)	942
Total comprehensive income / (loss)	(10,422)	(60,343)	14,396
Foreign currency translation adjustment, net of income taxes	0	0	0
LightInTheBox Holding Co., Ltd.
General and administrative	1,222	2,234	3,050
Loss from operations	(1,222)	(2,234)	(3,050)
Share of (loss) / income from subsidiaries and VIEs	(8,368)	(54,348)	16,179
Income / (loss) before income taxes	(9,590)	(56,582)	13,129
Income tax expense	0	0	0
Net income / (loss)	(9,590)	(56,582)	13,129
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(832)	(3,761)	942
Total comprehensive income / (loss)	(10,422)	(60,343)	14,071
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0